Accounts payable and accrued liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Trade accounts payable	$ 41,796	$ 42,872
Accrued payroll	5,270	7,937
Accrued interest	1,237	893
Income taxes payable	580	709
Other payables (note 22b)	6,619	2,381
Accounts Payable, Current	$ 55,502	$ 54,792